Borrowing Arrangements 2 (Details) - USD ($)	1 Months Ended						9 Months Ended	12 Months Ended
	Jul. 31, 2023	Dec. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2018	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Borrowing Arrangements [Line Items]
Remaining balance		$ 0						$ 0
Initial fair value							$ 100,000	$ 100,000
Redeemable convertible preferred stock (in Shares)							62,500	62,500
Immaterial debt issuance costs		$ 100,000					$ 100,000	$ 100,000
Bears interest rate		8.00%
2019 SAFE [Member]
Borrowing Arrangements [Line Items]
Remaining balance							0
Initial fair value							200,000	200,000
Other expense							$ 100,000	$ 100,000
Redeemable convertible preferred stock (in Shares)							48,258	48,258
2021 SAFE [Member]
Borrowing Arrangements [Line Items]
Remaining balance		$ 0						$ 0
Initial fair value								6,300,000
Other expense								$ 1,400,000
Redeemable convertible preferred stock (in Shares)								1,005,366
Immaterial debt issuance costs		5,000,000						$ 5,000,000
2021 Promissory Notes [Member]
Borrowing Arrangements [Line Items]
Shares, issued (in Shares)			50,000
Exercise price per share (in Dollars per share)			$ 0.01
Short-term promissory note	$ 500,000		$ 2,000,000	$ 500,000			$ 500,000
Promissory note carried simple interest rate	2.00%			2.00%			3.00%
Financing fee			$ 300,000
Current Insight Promissory Note [Member]
Borrowing Arrangements [Line Items]
Immaterial debt issuance costs									$ 100,000	$ 100,000
Bears interest rate					0.14%
2018 Bridge Notes [Member]
Borrowing Arrangements [Line Items]
Bears interest rate						8.00%
Convertible Secured Notes						$ 3,400,000
Carrying value		9,800,000					$ 10,700,000	9,800,000
2018 Bridge Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Borrowing Arrangements [Line Items]
Notes Payable, Fair Value Disclosure		$ 9,100,000						$ 9,100,000